SHARE-BASED COMPENSATION - Schedule of Outstanding Options (Details)	9 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options, outstanding, beginning of year (in shares) | shares	9,547,185	9,072,149
Number of stock options, granted (in shares) | shares	1,921,151	558,697
Number of stock options, forfeited (in shares) | shares	(167,199)	(7,573)
Number of stock options, outstanding, end of year (in shares) | shares	11,301,137	9,623,273
Number of stock options, outstanding, end of year (in shares) | shares	8,238,431	6,825,325
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option) | $ / shares	$ 2.11	$ 1.82
Weighted average exercise price of stock options granted (in CA$ per option) | $ / shares	2.78	6.94
Weighted average exercise price of stock options forfeited (in CA$ per option) | $ / shares	6.20	9.62
Weighted average exercise price of stock options exercisable, end of year (in CA$ per option) | $ / shares	1.53	1.24
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option) | $ / shares	$ 2.16	$ 2.11